REVERSE ACQUISITION AND LISTING EXPENSE (Schedule of fair value of all the consideration to listing expense) (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Identifiable net obligations assumed:
Total listing expense	$ 1,144,167
Tower Three SAS [Member]
Acquisition-date fair value of total consideration transferred [abstract]
Deemed share issuance	1,010,383
Identifiable net obligations assumed:
Cash and cash equivalent	1,378,183
Subscriptions received for private placement	(1,602,257)
Other assets	230,097
Liabilities	(139,807)
Net liabilities assumed	(133,784)
Total listing expense	$ 1,144,167